Capital Lease (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Schedule of Capital Leased Assets [Table Text Block]	s of December 31, 2017 and 2018, the gross amount of the equipment, related depreciation and impairment charge recorded under capital and financing lease are as follows:

	As of year ended December 31,
	2017	2018
	RMB	RMB	US$

Equipment	433,576	350,598	50,992
Less: accumulated depreciation	(158,694)	(111,526)	(16,221)
Impairment on equipment	(145,398)	(124,410)	(18,095)
Net Value	129,484	114,662	16,676

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
As of December 31, 2018, future minimum payments required under non-cancellable capital and financing lease are:

	RMB	US$
Year ended December 31,
2019	76,013	11,056
2020	50,403	7,331
2021	47,419	6,897
2022	42,535	6,186
2023	31,463	4,576
Thereafter	69,616	10,126
Total minimum lease payments	317,449	46,172
Less: Amount representing interest	46,210	6,722
Present value of net minimum lease payments	271,239	39,450
Current portion	40,239	5,852
Non-current portion	231,000	33,598